SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of the assets
Office computer equipment	3 years
Office furniture and equipment	3 years
Software	3 years
Servers and network equipment	3 years
Motor vehicles	5 years

Schedule of weighted-average useful life of intangible assets

As of December 31, 2014, intangible assets have weighted-average useful lives as follows:

Advertising license	28 years
Technology	5 years
Non-compete agreement	3 years
Customer relationship	5 years
User generated content	2 years
Adaptation rights	5.32 years
Domain name, trademark and online video license	indefinite

Schedule of impairment charge recorded in cost of revenue and other operating expenses
As of December 31,
2013 (As Restated)
RMB
Cost of revenues	68,941
Product development	10,725
Sales and marketing	16,282
General and administrative	11,378
Total	107,326

Schedule of commissions to third-party advertising agencies
	For the years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Commissions to third-party advertising agencies	442,663	584,978	767,499	123,698